Profit Before Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	8 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.20%	0.20%
Employees' compensation	$ 1,484	$ 45,430
Remuneration to directors	$ 1,113	$ 34,073
Percentage of remuneration to directors	0.15%	0.15%
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.01%	0.01%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	1.00%	1.00%
Percentage of remuneration to directors	0.75%	0.75%